Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Emerging Market Allocation Portfolio

(the “Fund”)

Supplement dated June 17, 2016

to the Fund’s Summary Prospectus dated June 17, 2016, Prospectus dated February 26, 2016 (as amended June 17, 2016) and Statement of Additional Information (“SAI”) dated February 26, 2016

Effective July 18, 2016, the Fund will change its name to BlackRock Total Emerging Markets Fund. Accordingly, effective July 18, 2016, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock Emerging Market Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Emerging Market Allocation Portfolio

(the “Fund”)

Supplement dated June 17, 2016

to the Fund’s Summary Prospectus dated June 17, 2016, Prospectus dated February 26, 2016 (as amended June 17, 2016) and Statement of Additional Information (“SAI”) dated February 26, 2016

Effective July 18, 2016, the Fund will change its name to BlackRock Total Emerging Markets Fund. Accordingly, effective July 18, 2016, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.